Note 6 - Allowance for Loan Losses and Credit Quality Information - Financial Effects of Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Contracts	14	16
Pre- modification Outstanding Recorded Investment	$ 586	$ 2,232
Post- modification Outstanding Recorded Investment	$ 591	$ 2,235
Residential Portfolio Segment [Member]
Number of Contracts	4	2
Pre- modification Outstanding Recorded Investment	$ 215	$ 217
Post- modification Outstanding Recorded Investment	$ 220	$ 220
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Number of Contracts	0	1
Pre- modification Outstanding Recorded Investment	$ 0	$ 54
Post- modification Outstanding Recorded Investment	$ 0	$ 54
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Number of Contracts	0	2
Pre- modification Outstanding Recorded Investment	$ 0	$ 1,518
Post- modification Outstanding Recorded Investment	$ 0	$ 1,518
Consumer Portfolio Segment [Member]
Number of Contracts	10	10
Pre- modification Outstanding Recorded Investment	$ 371	$ 373
Post- modification Outstanding Recorded Investment	$ 371	$ 373
Commercial Portfolio Segment [Member]
Number of Contracts	0	1
Pre- modification Outstanding Recorded Investment	$ 0	$ 70
Post- modification Outstanding Recorded Investment	$ 0	$ 70